SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Schedule of composition of share capital

	Number of shares
	December 31,
	2025	2024
Authorized ordinary shares (1)	159,994,000,000	39,994,000,000
Authorized preferred shares (reserved)	6,000,000	6,000,000
Issued and paid ordinary shares	50,923,261,000	12,899,831,000
Issued and paid – in ADSs term	5,092,326	1,290,000

(1)	On May 26, 2025, the annual general meeting of shareholders approved the increase of the authorized share capital of the Company to NIS 1,600,000,000, consisting of (i) 159,994,000,000 Ordinary Shares, NIS 0.01 par value per share, and (ii) 6,000,000 preferred shares, NIS 0.01 par value per share
(2)	On March 21, 2024, the extraordinary general meeting of shareholders approved the increase of the authorized share capital of the Company to NIS 400,000,000, consisting of (i) 39,994,000,000 Ordinary Shares, NIS 0.01 par value per share, and (ii) 6,000,000 preferred shares, NIS 0.01 par value per share
(3)	On March 23, 2023, the Company changed the ADS ratio from 1 ADS representing 10 ordinary shares to 1 ADS representing 400 ordinary shares. On August 20, 2024, the Company changed the ADS to ordinary share ratio from 1 ADS representing 400 ordinary shares to 1 ADS representing 10,000 ordinary shares. All data denominated in ADS were adjusted for this ratio changes.